CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 4,117,521	$ 512,767
Deposit for acquisition	0	250,000
Accounts receivable	0	901
Prepaid expenses and other current assets	1,768,366	39,839
Total current assets	5,885,887	803,507
Long-term assets
Intangible assets, net	37,333	53,333
Deposits	4,950	0
Patent costs	321,308	245,154
Total assets	6,249,478	1,101,994
Current liabilities:
Accounts payable and accrued expenses	1,098,738	33,885
Finance agreement payable	849,032	0
Total liabilities	1,947,770	33,885
Stockholder’s equity
Preferred stock, $0.00001 par value; authorized - 100,000,000 shares; 0 shares issued and outstanding as of December 31, 2022 and 2021, respectively	0	0
Common stock, $0.00001 par value; authorized - 300,000,000 shares; 9,514,743 and 1,232,324 shares issued and outstanding as of December 31, 2022 and 2021, respectively	95
Additional paid-in capital	10,293,159	2,398,547
Accumulated deficit	(5,991,546)	(1,330,561)
Total stockholders’ equity	4,301,708	1,068,109
Total liabilities and stockholders’ equity	$ 6,249,478	$ 1,101,994